Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 1,225,010	$ 1,228,682	$ 1,920,926	$ 1,883,994
Accounts receivable, net	1,423,999	1,399,135
Intercompany receivables	7,300,000	7,300,000
Prepaid expenses	177,590	161,317
Other current assets	167,208	196,151
Total Current Assets	2,993,807	2,985,285
Property, Plant and Equipment, Net	3,036,854	3,063,327
Indefinite-lived intangibles - licenses	2,423,979	2,411,367
Indefinite-lived intangibles - permits	1,070,720	1,105,704
Other intangibles, net	1,740,792	2,017,760
Goodwill	4,216,085	4,186,718	4,119,326
Investment in subsidiaries	370,912	359,687
Other assets	810,476	771,878
Total Assets	16,292,713	16,542,039
Accounts payable	136,318	121,575
Accrued expenses	772,963	735,152
Accrued interest	180,572	160,361
Current portion of long-term debt	381,728	268,638
Deferred income	172,672	143,236
Other current liabilities	137,889	0
Total Current Liabilities	1,782,142	1,428,962
Long-term debt	20,365,369	19,938,531
Deferred income taxes	1,689,876	1,938,599
Other long-term liabilities	450,517	707,888
Total member's interest (deficit)	(7,995,191)	(7,471,941)	(7,204,686)	(6,844,738)
Total Liabilities and Member's Deficit	16,292,713	16,542,039
Parent Company [Member]
Intercompany receivables	37,822	30,270
Prepaid expenses	2,397	2,251
Other current assets	0
Total Current Assets	40,219	32,521
Investment in subsidiaries	(8,574,081)	(8,342,987)
Total Assets	(8,533,862)	(8,310,466)
Accrued expenses	(1,732)	(641)
Total Current Liabilities	(1,732)	(641)
Deferred income taxes	(13,556)	(13,845)
Total member's interest (deficit)	(8,518,574)	(8,295,980)
Total Liabilities and Member's Deficit	(8,533,862)	(8,310,466)
Subsidiary Issuer [Member]
Cash and cash equivalents	11	1	1
Intercompany receivables	3,995,170	4,824,634
Other current assets	36,446	46,018
Total Current Assets	4,031,627	4,870,653
Intercompany notes receivable	962,000	962,000
Investment in subsidiaries	3,848,000	5,234,229
Other assets	115,188	167,337
Total Assets	8,956,815	11,234,219
Accrued expenses	(103,240)	(61,478)
Accrued interest	210,874	189,144
Current portion of long-term debt	372,321	243,927
Other current liabilities	76,939
Total Current Liabilities	556,894	371,593
Long-term debt	16,310,694	18,305,183
Long-term intercompany payable	729,157	655,930
Deferred income taxes	(94,322)	39,173
Other long-term liabilities	28,473	205,327
Total member's interest (deficit)	(8,574,081)	(8,342,987)
Total Liabilities and Member's Deficit	8,956,815	11,234,219
Guarantor Subsidiaries [Member]
Cash and cash equivalents	333,768	461,572	1,220,362	1,258,993
Accounts receivable, net	678,448	694,548
Intercompany receivables	166,019
Prepaid expenses	33,190	25,944
Other current assets	69,518	81,620
Total Current Assets	1,280,943	1,263,684
Property, Plant and Equipment, Net	827,623	815,245
Indefinite-lived intangibles - licenses	2,423,979	2,411,367
Other intangibles, net	1,174,818	1,389,935
Goodwill	3,350,083	3,325,771
Investment in subsidiaries	552,184	2,844,451
Other assets	333,607	254,435
Total Assets	9,943,237	12,304,888
Accounts payable	37,436	26,119
Accrued expenses	319,466	266,249
Accrued interest		(1)
Intercompany payable	4,032,992	4,743,944
Current portion of long-term debt		905
Deferred income	62,901	50,416
Total Current Liabilities	4,452,795	5,087,632
Long-term debt	4,000	3,321
Long-term intercompany payable		110
Intercompany long-term debt	962,000	962,000
Deferred income taxes	1,089,659	1,055,533
Other long-term liabilities	182,142	220,546
Total member's interest (deficit)	3,252,641	4,975,746
Total Liabilities and Member's Deficit	9,943,237	12,304,888
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	891,231	767,109	700,563	625,001
Accounts receivable, net	745,551	704,587
Intercompany receivables	0
Prepaid expenses	142,003	133,122
Other current assets	275,974	144,573
Total Current Assets	2,054,759	1,749,391
Property, Plant and Equipment, Net	2,209,231	2,248,082
Indefinite-lived intangibles - permits	1,070,720	1,105,704
Other intangibles, net	565,974	627,825
Goodwill	866,002	860,947
Long-term intercompany receivable	729,157	656,040
Other assets	842,377	907,567
Total Assets	8,338,220	8,155,556
Accounts payable	98,882	95,456
Accrued expenses	558,469	531,022
Accrued interest	(113)	2,277
Intercompany payable	166,019	110,960
Current portion of long-term debt	9,407	23,806
Deferred income	109,771	92,820
Other current liabilities	60,950
Total Current Liabilities	1,003,385	856,341
Long-term debt	4,935,388	2,522,103
Deferred income taxes	705,935	858,908
Other long-term liabilities	239,902	282,015
Total member's interest (deficit)	1,453,610	3,636,189
Total Liabilities and Member's Deficit	8,338,220	8,155,556
Eliminations [Member]
Intercompany receivables	(4,199,011)	(4,854,904)
Other current assets	(214,730)	(76,060)
Total Current Assets	(4,413,741)	(4,930,964)
Intercompany notes receivable	(962,000)	(962,000)
Long-term intercompany receivable	(729,157)	(656,040)
Investment in subsidiaries	4,173,897	264,307
Other assets	(480,696)	(557,461)
Total Assets	(2,411,697)	(6,842,158)
Accrued interest	(30,189)	(31,059)
Intercompany payable	(4,199,011)	(4,854,904)
Total Current Liabilities	(4,229,200)	(4,885,963)
Long-term debt	(884,713)	(892,076)
Long-term intercompany payable	(729,157)	(656,040)
Intercompany long-term debt	(962,000)	(962,000)
Deferred income taxes	2,160	(1,170)
Total member's interest (deficit)	4,391,213	555,091
Total Liabilities and Member's Deficit	$ (2,411,697)	$ (6,842,158)